Related Party Transactions - Schedule of Balances Due with Related Parties (Details) - Wong Kim Kwan Kings [Member] - Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Due with related parties, amount	$ 480,925
Relationship	Shareholder of the Company	Shareholder of the Company
Note	Unsecured interest free loan payable, repayable within one year from draw down	Unsecured interest free loan payable, repayable within one year from draw down
Due with related parties, amount		$ 140,564